UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25

                                                  Commission File Number 2-41957

                           NOTIFICATION OF LATE FILING

(Check One): |_| Form 10-K  |X|  Form 20-F   |_| Form 11-K  |_|Form 10-Q
|_| Form N-SAR

For Period Ended: December 31, 2002.

|_|   Transition Report on Form 10-K
|_|   Transition Report on Form 20-F
|_|   Transition Report on Form 11-K
|_|   Transition Report on Form 10-Q
|_|   Transition Report on Form N-SAR

For the Transition Period Ended: ___________________

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  Read Instruction (on back page) Before Preparing Form. Please Print or Type.
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    Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: N/A

PART I -- REGISTRANT INFORMATION

                      The Israel Bank of Agriculture Ltd.
                            Full Name of Registrant

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                           Former Name if Applicable

                       83 Hashmonaim St. Tel-Aviv, Israel
           Address of Principal Executive Office (Street and Number)

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PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

|X|   (a)   The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

|X|   (b)   The subject annual report, semi-annual report, transition report on
            Form 10-K, Form 20-F,11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

|_|   (c)   The accountant's statement or other exhibit required by Rule
            12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

Israel Bank of Agriculture Ltd. (The company) is unable to complete and file its annual report of Form 20-F for the fiscal year ended December 31, 2002 at this time because some of the information has not yet been received.

PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this information

      Cohen Jacov, Chief Financial Officer,

      83 Hashmonaim St. Tel-Aviv, Israel.
      Tel: 972-3-6841206

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). |X| Yes |_| No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? |_| Yes |X| No

      If so, attach an explanation of the anticipated change, both narrative and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                         Israel Bank of Agriculture Ltd.
                  (Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.


Date: July 9, 2003          By: /s/ Patolovsky Lea            /s/ Cohen Jacov
                               --------------------      -----------------------
                                   Patolovsky Lea               Cohen Jacov
                                   General Manager       Chief Financial Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.